Equity, Equity Activity (Details) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($)
Changes in carrying amount of Equity
Balance at December 31, 2015				$ 1,794
Sponsor contributions of equity to the Predecessor				33
Loss Attributable To the Predecessors		$ (2)	$ (6)	(3)	$ (11)
Proceeds from Issuance of Units, net of issuance costs				293
Effect of deconsolidation of RGS	[1]			(86)
Distributions	[2]			(206)
Net Earnings Attributable To Partners		83	$ 66	175	$ 130
Contributions	[3]			13
Other				2
Balance at June 30, 2016		2,056		$ 2,056
Incentive Distribution, Distribution Split Marginal Percentage				50.00%
Incentive Distribution, Minimum Distribution Level | $ / shares				0.3881
General partner distribution amount forfeited		2		$ 5
Predecessor Equity [Member]
Changes in carrying amount of Equity
Balance at December 31, 2015	[4]			16
Sponsor contributions of equity to the Predecessor	[4]			33
Loss Attributable To the Predecessors	[4]			3
Equity offering under ATM Program, net of issuance costs	[4]			0
Proceeds from Issuance of Units, net of issuance costs	[4]			0
Effect of deconsolidation of RGS	[1],[4]			0
Distributions	[2],[4]			0
Net Earnings Attributable To Partners				0
Contributions	[3],[4]			0
Other	[4]			0
Balance at June 30, 2016	[4]	46		46
Common
Changes in carrying amount of Equity
Balance at December 31, 2015				1,707
Sponsor contributions of equity to the Predecessor				0
Loss Attributable To the Predecessors				0
Proceeds from Issuance of Units, net of issuance costs				293
Effect of deconsolidation of RGS	[1]			(2)
Distributions	[2]			(149)
Net Earnings Attributable To Partners				107
Contributions	[3]			12
Other				(3)
Balance at June 30, 2016		2,006		2,006
General Partner
Changes in carrying amount of Equity
Balance at December 31, 2015				(13)
Sponsor contributions of equity to the Predecessor				0
Loss Attributable To the Predecessors				0
Proceeds from Issuance of Units, net of issuance costs				0
Effect of deconsolidation of RGS	[1]			0
Distributions	[2]			(57)
Net Earnings Attributable To Partners				68
Contributions	[3]			1
Other				5
Balance at June 30, 2016		4		4
Noncontrolling Interest
Changes in carrying amount of Equity
Balance at December 31, 2015				84
Sponsor contributions of equity to the Predecessor				0
Loss Attributable To the Predecessors				0
Proceeds from Issuance of Units, net of issuance costs				0
Effect of deconsolidation of RGS	[1]			(84)
Distributions	[2]			0
Net Earnings Attributable To Partners				0
Contributions	[3]			0
Other				0
Balance at June 30, 2016		$ 0		0
ATM Program
Changes in carrying amount of Equity
Equity offering under ATM Program, net of issuance costs				41
ATM Program | Common
Changes in carrying amount of Equity
Equity offering under ATM Program, net of issuance costs				41
ATM Program | General Partner
Changes in carrying amount of Equity
Equity offering under ATM Program, net of issuance costs				0
ATM Program | Noncontrolling Interest
Changes in carrying amount of Equity
Equity offering under ATM Program, net of issuance costs				$ 0

[1]	As the result of the reassessment performed, we deconsolidated RGS causing the derecognition of noncontrolling interest and an opening equity impact totaling $86 million. The cumulative effect to opening equity of $2 million related to the difference in earnings under the equity method of accounting in prior periods.
[2]	Represents cash distributions declared and paid during the six months ended June 30, 2016 relating to the fourth quarter of 2015 and the first quarter of 2016.
[3]	Includes Tesoro and TLGP contributions to the Partnership primarily related to reimbursements for capital spending pursuant predominantly to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement.
[4]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.